Additional Information-Condensed Financial Statements (Condensed Financial Information of Parent Company, Statements of Balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 310,669	$ 47,959	¥ 1,285,847	$ 198,501	¥ 845,138	¥ 916,169
Term deposits and short term investments	769,681	118,818	40,000
Amounts due from related parties	124,677	19,247	176,224
Prepayments and other current assets	58,574	9,042	42,703
Total current assets	1,930,915	298,082	2,062,908
Non-current assets:
Available-for-sale investments	513,994	79,347	77,093
Total non-current assets	636,291	98,226	263,922
Total assets	2,567,206	396,308	2,326,830
Current liabilities:
Amounts due to related parties	19,368	2,990	22,489
Accrued expenses and other current liabilities	80,891	12,487	86,307
Total current liabilities	742,840	114,674	591,993
Total liabilities	762,520	117,713	610,172
Shareholders' equity:
Additional paid-in capital	1,551,104	239,449	1,587,227
Treasury stock	0	0	(13,379)
Statutory reserves	70,311	10,854	65,968
Retained earnings	122,093	18,848	52,852
Accumulated other comprehensive (loss)/income	23,341	3,604	(15,341)
Total shareholders' equity	1,804,686	278,595	1,716,658		1,575,035	1,366,340
Total liabilities and shareholders' equity	2,567,206	396,308	2,326,830
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 260,204,642 and 253,250,854 shares issued and outstanding as of December 31, 2014 and 2015, respectively) [Member]
Shareholders' equity:
Ordinary shares	16,733	2,583	17,278
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2014 and 2015, respectively) [Member]
Shareholders' equity:
Ordinary shares	22,053	3,404	22,053
Parent Company [Member]
Current assets:
Cash and cash equivalents	14,022	2,165	341,433	$ 52,708	¥ 588,961	¥ 681,224
Term deposits and short term investments	83,854	12,945	0
Amounts due from related parties	30	5	24
Amounts due from subsidiaries and VIEs	216,451	33,414	186,103
Prepayments and other current assets	1,991	307	1,487
Total current assets	316,348	48,836	529,047
Non-current assets:
Available-for-sale investments	513,994	79,347	77,093
Investments in subsidiaries and VIEs	1,189,213	183,583	1,122,093
Total non-current assets	1,703,207	262,930	1,199,186
Total assets	2,019,555	311,766	1,728,233
Current liabilities:
Amounts due to related parties	3,326	513	2,224
Amounts due to subsidiaries and VIEs	205,268	31,688	0
Accrued expenses and other current liabilities	5,326	823	9,351
Total current liabilities	213,920	33,024	11,575
Total liabilities	213,920	33,024	11,575
Shareholders' equity:
Additional paid-in capital	1,551,104	239,449	1,587,227
Treasury stock	0	0	(13,379)
Statutory reserves	70,311	10,854	65,968
Retained earnings	122,093	18,848	52,852
Accumulated other comprehensive (loss)/income	23,341	3,604	(15,341)
Total shareholders' equity	1,805,635	278,742	1,716,658
Total liabilities and shareholders' equity	2,019,555	311,766	1,728,233
Parent Company [Member] | Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 260,204,642 and 253,250,854 shares issued and outstanding as of December 31, 2014 and 2015, respectively) [Member]
Shareholders' equity:
Ordinary shares	16,733	2,583	17,278
Parent Company [Member] | Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2014 and 2015, respectively) [Member]
Shareholders' equity:
Ordinary shares	¥ 22,053	$ 3,404	¥ 22,053